Non-Controlling Interest - Summary of Equity Changes of Non Controlling Interests of the Company in Each Affiliate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	$ 48,031	$ (2,431)
Contributions		637
Net income attributable to non-controlling interest	(180,906)	(10,053)
Ending balance	75,979	48,031
Non-controlling interests [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(1,668)	(795)
Contributions	0	637
Purchase of non-controlling interest	1,766	(205)
Net income attributable to non-controlling interest	(303)	(1,305)
Ending balance	(205)	(1,668)
Non-controlling interests [member] | Premium Medicine of Maryland [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(444)	(444)
Net income attributable to non-controlling interest	94
Ending balance	(350)	(444)
Non-controlling interests [member] | Silver Spring Consulting Group [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(37)	(30)
Net income attributable to non-controlling interest	182	(7)
Ending balance	145	(37)
Non-controlling interests [member] | Mission MA [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(663)	(482)
Purchase of non-controlling interest	663
Net income attributable to non-controlling interest		(181)
Ending balance		(663)
Non-controlling interests [member] | Illinois Grown Medicine [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(600)	(82)
Purchase of non-controlling interest	600
Net income attributable to non-controlling interest		(518)
Ending balance		(600)
Non-controlling interests [member] | Chesapeake Integrated Health Institute [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(267)	(222)
Purchase of non-controlling interest	267
Net income attributable to non-controlling interest		(45)
Ending balance		(267)
Non-controlling interests [member] | Harborside Illinois Grown Medicine [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	(212)
Purchase of non-controlling interest	308
Net income attributable to non-controlling interest	(96)	(212)
Ending balance		(212)
Non-controlling interests [member] | Adroit Consulting Group [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	12	21
Purchase of non-controlling interest	(12)
Net income attributable to non-controlling interest		(9)
Ending balance		12
Non-controlling interests [member] | Mission Maryland [member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	60	137
Purchase of non-controlling interest	(53)	(33)
Net income attributable to non-controlling interest	(7)	(44)
Ending balance		60
Non-controlling interests [member] | Others [Member]
Disclosure detail of equity changes of non controlling interests of the company in each affiliate [line items]
Beginning balance	483	307
Contributions		637
Purchase of non-controlling interest	(7)	(172)
Net income attributable to non-controlling interest	$ (476)	(289)
Ending balance		$ 483